Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Apr. 30, 2023	Oct. 31, 2022
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 16,512		$ 16,512		$ 16,764	$ 13,641
Amortized cost	115,509		115,509		122,102	106,590
FVOCI Securities	53,831		53,831		$ 56,519	43,561
Interest and dividend income	117	$ 103	334	$ 293
Gains (losses) on financial assets at fair value through profit or loss that were designated	(280)	$ 51	329	$ (1,303)
Realized gains from fair value through other comprehensive income securities			1
Debt securities [member]
Disclosure of financial assets [line items]
Allowance for credit losses of amortized cost	3		3			3
Allowance for credit losses of FVOCI securities	3		3			3
Mandatorily measured at fair value [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	6,417		6,417			4,410
Related to securities held by insurance subsidiaries [member]
Disclosure of financial assets [line items]
Fair value through profit or loss ("FVTPL") securities	$ 10,095		$ 10,095			$ 9,231